Segment Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment Information
Note 4: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The accounting policies applied by the segments are the same as those applied by the Company. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-enabled technology solutions for in-house legal, tax, regulatory, compliance and IT professionals.
Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.
Reuters News
The Reuters News segment supplies business, financial, national and international news to professionals via desktop terminals, including through Refinitiv, the world’s media organizations, industry events and directly to consumers.
Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Year ended December 31,

	2020	2019
Revenues
Legal Professionals	2,535	2,433
Corporates	1,367	1,308
Tax & Accounting Professionals	836	843
Reuters News	628	630
Global Print	620	693
Eliminations/Rounding	(2)	(1)
Consolidated revenues	5,984	5,906

Adjusted EBITDA
Legal Professionals	1,001	895
Corporates	460	412
Tax & Accounting Professionals	330	318
Reuters News	73	68
Global Print	242	294
Corporate costs	(131)	(494)
Adjusted EBITDA	1,975	1,493
Fair value adjustments (see note 5)	10	-
Depreciation	(184)	(154)
Amortization of computer software	(485)	(449)
Amortization of other identifiable intangible assets	(123)	(114)
Other operating gains, net	736	423
Consolidated operating profit	1,929	1,199
Net interest expense	(195)	(163)
Other finance income (costs)	30	(65)
Share of post-tax losses in equity method investments	(544)	(599)
Tax (expense) benefit	(71)	1,198
Earnings from continuing operations	1,149	1,570

	Additions to Capital Assets (1) and Goodwill

	December 31,
	2020	2019
Legal Professionals	382	679
Corporates	119	127
Tax & Accounting Professionals	100	524
Reuters News	28	228
Global Print	22	5
Reportable segments	651	1,563
Corporate assets	52	245
Total	703	1,808
(1) Capital assets include property and equipment, computer software and other identifiable intangible assets.

Geographic Information	Non-Current Assets (1)
	December 31,
	2020	2019
U.S.	7,209	7,549
Canada (country of domicile)	1,034	1,035
Other	191	233
Americas (North America, Latin America, South America)	8,434	8,817
U.K.	1,544	1,612
Other	1,930	1,983
EMEA (Europe, Middle East and Africa)	3,474	3,595
Asia Pacific	126	133
Total	12,034	12,545
(1)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.
In accordance with IFRS 8,
Operating Segments
, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.
Adjusted EBITDA

•
Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments, and corporate related items.

•	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

•
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, customer service, commercial policy, facilities management, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment.

•	Consolidated adjusted EBITDA is comprised of adjusted EBITDA from reportable segments and Corporate costs.
Revenues by Classes of Similar Products or Services
The following table sets forth revenues by major type:

	Year ended December 31,

	2020	2019
Electronic, software & services	5,364	5,213
Global Print	620	693
Total	5,984	5,906